Segmented information	12 Months Ended
Dec. 31, 2022
Operating Segments [Abstract]
Segmented information

Note 3	Segmented information
The accounting policies used in our segment reporting are the same as those we describe in Note 2, Significant accounting policies. Our segments reflect how we manage our business and how we classify our operations for planning and measuring performance. Accordingly, we operate and manage our segments as strategic business units organized by products and services. Segments negotiate sales with each other as if they were unrelated parties.
We measure the performance of each segment based on adjusted EBITDA, which is equal to operating revenues less operating costs for the segment. Substantially all of our severance, acquisition and other costs, depreciation and amortization, finance costs and other (expense) income are managed on a corporate basis and, accordingly, are not reflected in segment results.
Substantially all of our operations and assets are located in Canada.
Our results are reported in three segments: Bell Wireless, Bell Wireline and Bell Media.
Bell Wireless includes wireless service revenues and product sales as well as the results of operations of our national consumer electronics retailer, The Source (Bell) Electronics Inc. (The Source). Wireless services are provided to our residential, small and medium-sized business and large enterprise customers across Canada.
Bell Wireline includes data revenues (including Internet, IPTV, cloud-based services and business solutions), voice and other communication services revenues, and wireline product sales. These services are provided to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes the results of our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers.
Bell Media provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH advertising services to customers nationally across Canada. Revenues are derived primarily from advertising and subscriber fees.

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2022	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,821	11,231	2,904	—	20,956
Inter-segment service revenues			44	412	350	(806)	—
Operating service revenues			6,865	11,643	3,254	(806)	20,956
External product revenues			2,714	504	—	—	3,218
Inter-segment product revenues			9	1	—	(10)	—
Operating product revenues			2,723	505	—	(10)	3,218
Total external revenues			9,535	11,735	2,904	—	24,174
Total inter-segment revenues			53	413	350	(816)	—
Total operating revenues			9,588	12,148	3,254	(816)	24,174
Operating costs		5	(5,451)	(6,831)	(2,509)	816	(13,975)
Adjusted EBITDA (1)			4,137	5,317	745	—	10,199
Severance, acquisition and other costs		6					(94)
Depreciation and amortization	17,	19					(4,723)
Finance costs
Interest expense		7					(1,146)
Net return on post-employment benefit plans		27					51
Impairment of assets		8					(279)
Other expense		9					(115)
Income taxes		10					(967)
Net earnings							2,926
Goodwill		22	3,046	4,914	2,946	—	10,906
Indefinite-life intangible assets		19	6,192	1,788	1,846	—	9,826
Capital expenditures			1,084	3,887	162	—	5,133
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2021	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External service revenues			6,355	11,314	2,681	—	20,350
Inter-segment service revenues			45	358	355	(758)	—
Operating service revenues			6,400	11,672	3,036	(758)	20,350
External product revenues			2,593	506	—	—	3,099
Inter-segment product revenues			6	—	—	(6)	—
Operating product revenues			2,599	506	—	(6)	3,099
Total external revenues			8,948	11,820	2,681	—	23,449
Total inter-segment revenues			51	358	355	(764)	—
Total operating revenues			8,999	12,178	3,036	(764)	23,449
Operating costs		5	(5,146)	(6,863)	(2,311)	764	(13,556)
Adjusted EBITDA (1)			3,853	5,315	725	—	9,893
Severance, acquisition and other costs		6					(209)
Depreciation and amortization	17,	19					(4,609)
Finance costs
Interest expense		7					(1,082)
Net interest on post-employment benefit plans		27					(20)
Impairment of assets		8					(197)
Other income		9					160
Income taxes		10					(1,044)
Net earnings							2,892
Goodwill		22	3,046	4,580	2,946	—	10,572
Indefinite-life intangible assets		19	6,148	1,692	1,935	—	9,775
Capital expenditures			1,120	3,612	120	—	4,852
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.
Revenues by services and products

The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Services(1)
Wireless	6,821	6,355
Wireline data	7,920	7,871
Wireline voice	3,002	3,154
Media	2,904	2,681
Other wireline services	309	289
Total services	20,956	20,350
Products(2)
Wireless	2,714	2,593
Wireline data	459	463
Wireline equipment and other	45	43
Total products	3,218	3,099
Total operating revenues	24,174	23,449
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.

Segment reporting changes in 2023
In 2022, we began modifying our internal and external reporting processes to align with organizational changes that were made to reflect an increasing strategic focus on multiproduct sales, the continually increasing technological convergence of our wireless and wireline telecommunications infrastructure and operations driven by the deployment of our Fifth Generation (5G) and fibre networks, and our digital transformation. These factors have made it increasingly difficult to distinguish between our wireless and wireline operations and will result in changes in Q1 2023 to the financial information that is regularly provided to our chief operating decision maker to measure performance and allocate resources.
Effective with our Q1 2023 results, our previous Bell Wireless and Bell Wireline operating segments are being combined to form a single reporting segment called Bell Communication and Technology Services (Bell CTS). Bell Media remains a distinct operating segment and is unaffected. As a result of our reporting changes, prior periods are being restated in 2023 for comparative purposes.
Our Bell CTS segment provides a wide range of communication products and services to consumers, businesses and government customers across Canada. Wireless products and services include mobile data and voice plans and devices and are available nationally. Wireline products and services comprise data (including Internet access, IPTV, cloud-based services and business solutions), voice, and other communication services and products, which are available to our residential, small and medium-sized business and large enterprise customers primarily in Ontario, Québec, the Atlantic provinces and Manitoba, while satellite TV service and connectivity to business customers are available nationally across Canada. In addition, this segment includes our wholesale business, which buys and sells local telephone, long distance, data and other services from or to resellers and other carriers, as well as the results of operations of our national consumer electronics retailer, The Source.
Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and OOH and advanced advertising services to customers nationally across Canada.
For purposes of impairment testing of goodwill in 2023, our CGUs or groups of CGUs will correspond to our new reporting segments, notably Bell CTS and Bell Media.